RECOVERIES, COSTS AND EXPENSES - Foreign exchange (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CAD ($) property	Dec. 31, 2018 CAD ($) property contract	Dec. 31, 2017 CAD ($) property
Disclosure of detailed information about financial instruments
Foreign exchange gain (loss)		$ 9,390	$ (572)	[1]
Number of properties disposed | property		16	0
Investment properties sold in January 2018
Disclosure of detailed information about financial instruments
Foreign exchange gain (loss)	$ 8,500
Number of properties disposed | property	3
Interest rate swap contract
Disclosure of detailed information about financial instruments
Foreign exchange gain (loss)		$ 1,400
Number of cross currency swaps settled | contract		2

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).